Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	15,850,000
Proposed Maximum Offering Price per Unit	0.0759
Maximum Aggregate Offering Price	$ 1,203,015.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 166.14
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Actelis Networks, Inc that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457 under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital market on June 30, 2026.

Consists of (i) 60,000,000 shares of Common Stock that we may elect, in our sole discretion, to issue and sell to White Lion Capital LLC (“White Lion”), from time to time from and after the commencement date under the that certain common stock purchase agreement, dated September 27, 2025, as amended on July 1, 2026 (the “Amendment”), and subject to applicable stock exchange rules, (ii) 3,000,000 shares of Common Stock issued to White Lion pursuant to the Amendment, (iii) 3,850,000 shares of Common Stock issuable to White Lion upon the exercise of pre-funded warrants issued to White Lion pursuant to the Amendment and (iv) 3,000,000 shares of Common Stock issuable to White Lion upon the exercise of common warrants issued to White Lion pursuant to the Amendment.